Summary of Significant Accounting Policies (Details Narrative) (fuboTV Inc.) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss	$ (55,470)	$ (3,466)	$ (34,360)	$ (10,610)
Total cash, cash equivalents and restricted cash	81	306	7,624	31	$ 77
Accumulated deficit	(111,593)		$ (56,123)	(21,763)
Accounts Receivable [Member]
Concentration rsik percentage			10.00%
fuboTV Inc. [Member]
Net loss	(35,958)	(37,783)	$ (173,701)	(129,312)
Total cash, cash equivalents and restricted cash	9,373	$ 51,250	15,639	15,911	$ 19,274
Accumulated deficit	$ (436,217)		(400,259)	(226,558)
Prepaid affiliate agreements				242
Long-lived asset impairment charges
Advertising expense			$ 30,634	$ 44,033
fuboTV Inc. [Member] | Revenue [Member]
Concentration rsik percentage			10.00%	10.00%
fuboTV Inc. [Member] | Accounts Receivable [Member] | Two Customers [Member]
Concentration rsik percentage			10.00%	10.00%